Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
September 30, 2024
VIPFLI-III-NPRT3-1124
1.822348.119
Bond Funds - 50.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	411,566	3,860,486
Fidelity International Bond Index Fund (a)	94,452	887,846
Fidelity Long-Term Treasury Bond Index Fund (a)	130,464	1,322,909
VIP High Income Portfolio - Investor Class (a)	101,557	501,694
VIP Investment Grade Bond II Portfolio - Investor Class (a)	867,774	8,599,644
TOTAL BOND FUNDS (Cost $15,496,550)		15,172,579

Domestic Equity Funds - 24.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	21,282	1,324,136
VIP Equity Income Portfolio - Investor Class (a)	36,852	1,070,185
VIP Growth & Income Portfolio - Investor Class (a)	45,587	1,473,376
VIP Growth Portfolio - Investor Class (a)	18,898	2,193,888
VIP Mid Cap Portfolio - Investor Class (a)	8,068	337,341
VIP Value Portfolio - Investor Class (a)	35,721	748,001
VIP Value Strategies Portfolio - Investor Class (a)	20,634	369,965
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,603,025)		7,516,892

International Equity Funds - 24.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	215,296	2,704,112
VIP Overseas Portfolio - Investor Class (a)	163,716	4,813,252
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,004,762)		7,517,364

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $155,600)	4.73	155,600	155,600

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,259,937)	30,362,435
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	30,362,436

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,734,763	348,458	361,044	44,597	(6,111)	144,420	3,860,486
Fidelity International Bond Index Fund	954,574	86,355	171,627	12,948	(4,969)	23,513	887,846
Fidelity Long-Term Treasury Bond Index Fund	1,430,397	316,575	422,876	35,065	(74,153)	72,966	1,322,909
VIP Contrafund Portfolio - Investor Class	1,170,699	118,010	287,889	4,779	72,589	250,727	1,324,136
VIP Emerging Markets Portfolio - Investor Class	2,366,432	370,565	485,389	2,052	13,249	439,255	2,704,112
VIP Equity Income Portfolio - Investor Class	949,324	157,851	207,927	5,408	17,955	152,982	1,070,185
VIP Government Money Market Portfolio - Investor Class	569,826	266,017	680,243	6,762	-	-	155,600
VIP Growth & Income Portfolio - Investor Class	1,304,477	146,805	239,525	8,847	41,139	220,480	1,473,376
VIP Growth Portfolio - Investor Class	1,938,763	196,753	422,554	29,312	59,920	421,006	2,193,888
VIP High Income Portfolio - Investor Class	473,088	28,859	38,912	205	(654)	39,313	501,694
VIP Investment Grade Bond II Portfolio - Investor Class	7,971,340	893,534	659,007	4,989	(17,447)	411,224	8,599,644
VIP Mid Cap Portfolio - Investor Class	297,202	49,598	58,595	5,631	5,156	43,980	337,341
VIP Overseas Portfolio - Investor Class	4,469,968	304,918	580,695	17,093	73,492	545,569	4,813,252
VIP Value Portfolio - Investor Class	662,492	133,964	120,507	14,498	6,484	65,568	748,001
VIP Value Strategies Portfolio - Investor Class	327,639	73,059	65,887	4,702	3,648	31,506	369,965
	28,620,984	3,491,321	4,802,677	196,888	190,298	2,862,509	30,362,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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